Consolidated Statements of Cash Flows (Parenthetical)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
6.375% Senior Notes
Interest of rate of debt (as a percent)	6.375%
7 5/8% senior subordinated notes
Interest of rate of debt (as a percent)	7.625%	7.625%	7.625%